Equity Awards and Warrants - Liability Classified Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Oct. 23, 2023
Liability Classified Warrants
Derivative liability (beginning balance)	$ 4,375	$ 79
Value upon notes converted to units in the private offering		4,379
Value upon liability-classified equity instruments reclassified to equity	(4,393)
Classified as liability			$ (16,664)
Warrants classified as equity and liability during quarter	34	(79)	(25,335)
Gain on derivative due to change in fair market value	17		8,750
Gain on derivative due to change in fair market value		(4)
Derivative liability (ending balance)	$ 33	$ 4,375	$ 79
Purchase price per unit				$ 0.16